Submission	Oct. 31, 2025
Submission [Line Items]
Central Index Key	0000014272
Registrant Name	Bristol-Myers Squibb Company
Registration File Number	333-283810
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A